Concentrations	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations

Note 8 - Concentrations

Revenues

During the three months ended October 31, 2022 and 2021 the Company’s concentration of revenue is as follows:

	For the Three Months Ended
	October 31, 2022	October 31, 2021

Customer
A	28%	* %
B	13%	23%
C	8%	13%
D	7%	* %
E	5%	29%

Notes:

*	% - Not a customer during the period

A - These amounts are sales from Chef Inspiration Foods, a related party.

For the three months ended October 31, 2022, the largest 3 customers represent 28%, 13% and 8% totaling 49% of gross sales with the largest 5 customers representing 61% of gross sales in the same period. For the three months ended October 31, 2021, the three largest customers represented 29%, 23% and 13% totaling 65% of gross sales.

During the nine months ended October 31, 2022 and 2021 the Company’s concentration of revenue is as follows:

	For the Nine Months Ended
	October 31, 2022	October 31, 2021

Customer
A	26%	* %
B	13%	20%
C	10%	32%
D	7%	* %
E	6%	11%

Notes:

*	% - Not a customer during the period

A - These amounts are sales from Chef Inspiration Foods, a related party.

For the nine months ended October 31, 2022, the largest 3 customers represent 26%, 13% and 10% of gross sales with the largest 5 customers representing 62% of gross sales in the same period. For the nine months ended October 31, 2021, the three largest customers represented 31%, 22% and 11% totaling 64% of gross sales.

As of October 31, 2022, five customers represented approximately 18%, 13%, 13%, 4% and 6% totaling 54% of total gross outstanding receivables, respectively. As of October 31, 2021, these three customers represented approximately 26%, 17% and 14% of total gross outstanding receivables, respectively.

Note 10 - Concentrations

Revenues

During the year ended January 31, 2022, the Company earned revenues from three customers representing approximately 26%, 21% and 11% of gross sales. As of January 31, 2022, these three customers represented approximately 10%, 7% and 11% of total gross outstanding receivables, respectively. During the year ended January 31, 2021, the Company earned revenues from two customers representing approximately 41% and 13% of gross sales. As of January 31, 2021, these two customers represented approximately 23% and 14% of total gross outstanding receivables, respectively.